SCHEDULE OF INVESTMENTS
Delaware Ivy Large Cap Growth Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 2.5%
Electronic Arts, Inc.	1,086	$156,136

Interactive Media & Services – 11.2%
Alphabet, Inc., Class A(A)	137	334,520
Alphabet, Inc., Class C(A)	22	55,530
Facebook, Inc., Class A(A)	686	238,692
Pinterest, Inc., Class A(A)	738	58,270
		687,012
Total Communication Services - 13.7%		843,148
Consumer Discretionary
Automobile Manufacturers – 1.7%
Ferrari N.V.	499	102,750

Automotive Retail – 0.7%
O’Reilly Automotive, Inc.(A)	79	44,506

Footwear – 1.2%
NIKE, Inc., Class B	466	71,980

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)	321	102,322

Hotels, Resorts & Cruise Lines – 1.2%
Booking Holdings, Inc.(A)	35	75,887

Internet & Direct Marketing Retail – 7.4%
Amazon.com, Inc.(A)	132	452,821

Total Consumer Discretionary - 13.8%		850,266
Consumer Staples
Personal Products – 0.5%
Estee Lauder Co., Inc. (The), Class A	94	30,046

Soft Drinks – 1.8%
Coca-Cola Co. (The)	2,087	112,923

Total Consumer Staples - 2.3%		142,969
Financials
Financial Exchanges & Data – 3.3%
Intercontinental Exchange, Inc.	716	85,004
S&P Global, Inc.	285	117,161
		202,165

Total Financials - 3.3%		202,165
Health Care
Health Care Equipment – 2.9%
Danaher Corp.	277	74,328
DexCom, Inc.(A)	48	20,521
Intuitive Surgical, Inc.(A)	90	82,575
		177,424

Health Care Supplies – 2.1%
Cooper Cos., Inc. (The)	327	129,729

Health Care Technology – 2.5%
Cerner Corp.	1,999	156,269

Managed Health Care – 3.0%
UnitedHealth Group, Inc.	457	182,980

Pharmaceuticals – 1.4%
Zoetis, Inc.	445	82,996

Total Health Care - 11.9%		729,398
Industrials

Industrial Machinery – 1.9%
Stanley Black & Decker, Inc.	562	115,143

Railroads – 0.9%
Union Pacific Corp.	263	57,765

Research & Consulting Services – 2.5%
TransUnion	774	85,036
Verisk Analytics, Inc., Class A	380	66,408
		151,444

Trucking – 1.5%
J.B. Hunt Transport Services, Inc.	564	91,932

Total Industrials - 6.8%		416,284
Information Technology

Application Software – 8.2%
Adobe, Inc.(A)	314	183,991
Intuit, Inc.	425	208,526
salesforce.com, Inc.(A)	456	111,307
		503,824

Communications Equipment – 3.6%
Motorola Solutions, Inc.	1,016	220,345

Data Processing & Outsourced Services – 9.5%
Broadridge Financial Solutions, Inc.	668	107,861
PayPal, Inc.(A)	638	185,848
Visa, Inc., Class A	1,231	287,786
		581,495

Internet Services & Infrastructure – 2.5%
VeriSign, Inc.(A)	680	154,767

IT Consulting & Other Services – 2.2%
Gartner, Inc., Class A(A)	568	137,554

Semiconductors – 3.5%
NVIDIA Corp.	269	215,092

Systems Software – 10.7%
Microsoft Corp.	2,435	659,529

Technology Hardware, Storage & Peripherals – 7.8%
Apple, Inc.	3,498	479,133

Total Information Technology - 48.0%		2,951,739

TOTAL COMMON STOCKS – 99.8%		$6,135,969
(Cost: $2,479,246)

SHORT-TERM SECURITIES
Money Market Funds(B) - 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	13,920	13,920

TOTAL SHORT-TERM SECURITIES – 0.2%		$13,920
(Cost: $13,920)

TOTAL INVESTMENT SECURITIES – 100.0%		$6,149,889
(Cost: $2,493,166)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(1,881)

NET ASSETS – 100.0%		$6,148,008

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$6,135,969	$—	$—
Short-Term Securities	13,920	—	—

Total	$6,149,889	$—	$—

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,493,166

Gross unrealized appreciation	3,656,723

Gross unrealized depreciation	—
Net unrealized appreciation	$3,656,723